Other Liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities
Income tax reserves	$ 6,179	$ 5,274
Excess 401(k) Plus Plan	1,686	1,635
Disability benefits	359	385
Derivative liabilities	103	40
Workforce reductions	752	886
Deferred taxes	3,956	4,958
Other taxes payable	72	253
Environmental accruals	224	246
Warranty accruals	29	33
Asset retirement obligations	92	84
Acquisition related	218	60
Divestiture related	47	63
Other	278	263
Total	$ 13,996	$ 14,180